     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 4, 1998

                                            REGISTRATION NOS. 2-35602; 811-01916
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                              -------------------
                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE                     / /
                             SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO.  40                     /X/
                                     AND/OR
                          REGISTRATION STATEMENT UNDER                       / /
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO.  27                            /X/
                        [Check appropriate box or boxes]

                              -------------------
                      AMERICAN NATIONAL INCOME FUND, INC.
               [Exact Name of Registrant as Specified in Charter]

        2450 SOUTH SHORE BOULEVARD, SUITE 400, LEAGUE CITY, TEXAS  77573
             [Address of Principal Executive Offices]   [Zip Code]

      Registrant's Telephone Number, Including Area Code:  (281) 334-2469

            NAME AND ADDRESS OF
             AGENT FOR SERVICE:                       WITH COPY TO:

             TERESA E. AXELSON                       JERRY L.  ADAMS
   2450 SOUTH SHORE BOULEVARD, SUITE 400       GREER, HERZ & ADAMS, L.L.P.
         LEAGUE CITY, TEXAS 77573                    ONE MOODY PLAZA
                                                  GALVESTON, TEXAS 77550

                                                  FREDERICK R.  BELLAMY
                                             SUTHERLAND ASBILL & BRENNAN LLP
                                              1275 PENNSYLVANIA AVENUE, NW
                                              WASHINGTON, D.C.  20004-2415

                              -------------------

It is proposed that this filing will become effective (check appropriate box):
     / /  immediately upon filing pursuant to paragraph (b) of Rule 485
     /X/  on JANUARY 1, 1999 pursuant to paragraph (b) of Rule 485
     / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     / /  on (date) pursuant to paragraph (a)(1) of Rule 485
     / /  75 days after filing pursuant to paragraph (a) of Rule 485
     / /  on (date) pursuant to paragraph (a)(2) of Rule 485

          If appropriate, check the following box:
     /X/ this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered ....Common Stock, par value $.01 per share.

This Post-Effective Amendment is being filed solely for the purpose of delaying the effective date of Post-Effective Amendment No. 39 to the Registration Statement for the American National Income Fund, Inc. filed on October 6, 1998, and incorporates by reference Parts A, B, and C filed therein.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, AMERICAN NATIONAL INCOME FUND, INC., certifies that it meets all of the requirements for effectiveness of this POST-EFFECTIVE AMENDMENT NO. 40 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused it to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of League City and State of Texas, on the 3rd day of December, 1998.

AMERICAN NATIONAL INCOME FUND, INC.

By: /s/ Michael W. McCroskey
   -----------------------------------
   Michael W. McCroskey, President

Pursuant to the requirements of the Securities Act of 1933, this POST-EFFECTIVE AMENDMENT NO. 40 has been signed below by the following persons in the capacities and on the dates indicated:




PRINCIPAL EXECUTIVE AND FINANCIAL OFFICER:        PRINCIPAL ACCOUNTING OFFICER:
/s/ Michael W. McCroskey                          /s/ Brenda T. Koelemay
-------------------------------                   -----------------------------
Michael W. McCroskey, President                   Brenda T. Koelemay, Treasurer
Date: December 3, 1998                            Date: December 3, 1998
     --------------------------                        ------------------------

                                   DIRECTORS

/s/ Ralph S. Clifford                             /s/ Paul D. Cummings
---------------------------------------           ---------------------------------------
* Ralph S. Clifford by                            * Paul D. Cummings by
Michael W. McCroskey, Power of Attorney           Michael W. McCroskey, Power of Attorney
Date: December 3, 1998                            Date: December 3, 1998
     ----------------------------------                ----------------------------------

/s/ Jack T. Currie                                /s/ Ira W. Painton
---------------------------------------           ---------------------------------------
* Jack T. Currie by                               * Ira W. Painton by
Michael W. McCroskey, Power of Attorney           Michael W. McCroskey, Power of Attorney
Date: December 3, 1998                            Date: December 3, 1998
     ----------------------------------                ----------------------------------

/s/ Donald P. Stevens                             /s/ Steven H. Stubbs
---------------------------------------           ---------------------------------------
* Donald P Stevens by                             * Steven H. Stubbs by
Michael W. McCroskey, Power of Attorney           Michael W. McCroskey, Power of Attorney
Date:  December 3, 1998                           Date:  December 3, 1998
     ----------------------------------                ----------------------------------

/s/ Michael W. McCroskey
---------------------------------------
Michael W. McCroskey






* PURSUANT TO A POWER OF ATTORNEY EXECUTED BY THE BOARD OF DIRECTORS DATED DECEMBER 16, 1994. ATTACHED AS EXHIBIT 99.B17 TO POST-EFFECTIVE AMENDMENT NO. 35.